UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 36,931	$ 22,675
Intangible assets	141,774	125,228
Deferred tax asset	174,626	97,211
Research and development incentive receivables	91,237	76,706
Investment in joint venture	6,599	9,912
Prepaid expenses	47,327	47,327
Other non-current assets	34,276	39,662
Total non-current assets	532,770	418,721
Current assets
Inventories	326,460	310,550
Prepaid expenses	179,420	134,072
Trade and other receivables	652,875	496,687
Research and development incentive receivables	2,686	2,584
Financial assets	1,664,100	1,131,000
Cash and cash equivalents	1,438,247	2,048,844
Total current assets	4,263,788	4,123,737
TOTAL ASSETS	4,796,558	4,542,458
Equity
Share capital	7,118	7,058
Share premium	5,747,441	5,651,497
Translation differences	128,935	131,543
Accumulated losses	(2,437,375)	(2,404,844)
Other reserves	816,128	712,253
Total equity	4,262,247	4,097,507
Non-current liabilities
Provisions for employee benefits	1,581	1,449
Lease liabilities	28,107	15,354
Deferred tax liabilities	4,994	5,155
Total non-current liabilities	34,682	21,958
Current liabilities
Lease liabilities	5,853	4,646
Trade and other payables	479,829	414,013
Tax liabilities	13,947	4,334
Total current liabilities	499,629	422,993
Total liabilities	534,311	444,951
TOTAL EQUITY AND LIABILITIES	$ 4,796,558	$ 4,542,458